Segment information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
5. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization and interest income from advances to joint ventures and the demand note due from Höegh LNG are included in “Other.”

For the year ended December 31, 2015, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung and the operating lease related to the Höegh Gallant from the acquisition date of October 1, 2015. For the year ended December 31, 2014, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung, and construction contract revenues and expenses of the Mooring. The Mooring was constructed on behalf of, and was sold to, PGN LNG and was accounted for using the percentage of completion method. The Mooring project was completed as of December 31, 2014. For the year ended December 31, 2013, Majority held FSRUs included a newbuilding, the PGN FSRU Lampung, and construction contract revenues and expenses of the Mooring under construction.

As of December 31, 2015, 2014 and 2013, Joint venture FSRUs include two 50% owned FSRUs, the GDF Suez Neptune and the GDF Suez Cape Ann, that operate under long term time charters with one charterer, GDF Suez Global LNG Supply SA, a subsidiary of ENGIE.

The accounting policies applied to the segments are the same as those applied in the consolidated and combined carve-out financial statements, except that Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated and combined carve-out financial statements. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the years ended December 31, 2015, 2014 and 2013.

	Year ended December 31, 2015

		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$57,465	42,698	—	100,163	(42,698)	$57,465
Total revenues	57,465	42,698	—	100,163		57,465
Operating expenses	(12,346)	(9,493)	(6,066)	(27,905)	9,493	(18,412)
Equity in earnings of joint ventures	—	—	—	—	17,123	17,123
Segment EBITDA	45,119	33,205	(6,066)	72,258
Depreciation and amortization	(2,653)	(9,227)	—	(11,880)	9,227	(2,653)
Operating income (loss)	42,466	23,978	(6,066)	60,378		53,523
Gain (loss) on derivative instruments	949	9,246	—	10,195	(9,246)	949
Other financial income (expense), net	(18,275)	(16,101)	5,395	(28,981)	16,101	(12,880)
Income (loss) before tax	25,140	17,123	(671)	41,592	—	41,592
Income tax benefit (expense)	(333)	—	20	(313)	—	(313)
Net income (loss)	$24,807	17,123	(651)	41,279	—	$41,279

	As of December 31, 2015
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Vessels, net of accumulated depreciation	$353,078	283,539	—	636,617	(283,539)	$353,078
Net investment in direct financing lease	293,303	—	—	293,303	—	293,303
Goodwill	251	—	—	251	—	251
Advances to joint ventures	—	—	13,991	13,991	—	13,991
Total assets	736,108	303,390	27,635	1,067,133	(303,390)	763,743
Accumulated losses of joint ventures	—	—	50	50	(42,557)	(42,507)
Expenditures for newbuildings, vessels & equipment	955	11,431	—	12,386	(11,431)	955
Expenditures for drydocking	—	1,664	—	1,664	(1,664)	—
Principal repayment direct financing lease	2,919	—	—	2,919	—	2,919
Amortization of above market contract	$605	—	—	605	—	$605

	Year ended December 31, 2014
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$22,227	41,319	—	63,546	(41,319)	$22,227
Construction contract revenues	51,868	—	—	51,868	—	51,868
Other revenue	474	—	—	474	—	474
Total revenues	74,569	41,319	—	115,888		74,569
Operating expenses	(13,689)	(8,485)	(6,213)	(28,387)	8,485	(19,902)
Construction contract expenses	(38,570)	—	—	(38,570)	—	(38,570)
Equity in earnings of joint ventures	—	—	—	—	(5,330)	(5,330)
Segment EBITDA	22,310	32,834	(6,213)	48,931
Depreciation and amortization	(1,317)	(9,148)	—	(10,465)	9,148	(1,317)
Operating income (loss)	20,993	23,686	(6,213)	38,466		9,450
Gain (loss) on derivative instruments	(161)	(11,878)	—	(12,039)	11,878	(161)
Other financial income (expense), net	(11,952)	(17,138)	4,458	(24,632)	17,138	(7,494)
Income (loss) before tax	8,880	(5,330)	(1,755)	1,795	—	1,795
Income tax benefit (expense)	(505)	—	24	(481)	—	(481)
Net income (loss)	$8,375	(5,330)	(1,731)	1,314	—	$1,314

	As of December 31, 2014
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Vessels, net of accumulated depreciation	$—	279,670	—	279,670	(279,670)	$—
Net investment in direct financing lease	295,363	—	—	295,363	—	295,363
Advances to joint ventures	—	—	18,952	18,952	—	18,952
Total assets	358,800	299,059	190,618	848,477	(299,059)	549,418
Accumulated losses of joint ventures	—	—	50	50	(59,680)	(59,630)
Expenditures for newbuildings, vessels & equipment	172,324	2,358	—	174,682	(2,358)	172,324
Expenditures for drydocking	—	—	—	—	—	—
Principal repayment direct financing lease	$1,341	—	—	1,341	—	$1,341

	Year ended December 31, 2013
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$—	41,110	—	41,110	(41,110)	$—
Construction contract revenues	51,062	—	—	51,062	—	51,062
Other revenues	511	—	—	511	—	511
Total revenues	51,573	41,110	—	92,683		51,573
Operating expenses	(4,490)	(8,763)	(3,553)	(16,806)	8,763	(8,043)
Construction contract expenses	(43,958)	—	—	(43,958)	—	(43,958)
Equity in earnings of joint ventures	—	—	—	—	40,228	40,228
Segment EBITDA	3,125	32,347	(3,553)	31,919
Depreciation and amortization	(8)	(9,053)	—	(9,061)	9,053	(8)
Operating income (loss)	3,117	23,294	(3,553)	22,858		39,792
Gain (loss) on derivative instruments	—	35,038	—	35,038	(35,038)	—
Other financial income (expense), net	(1,448)	(18,104)	2,122	(17,430)	18,104	674
Income (loss) before tax	1,669	40,228	(1,431)	40,466	—	40,466
Income tax expense	—	—	—	—	—	—
Net income (loss)	$1,669	40,228	(1,431)	40,466	—	$40,466

For the years ended December 31, 2015, 2014 and 2013, the percentage of consolidated and combined carve-out total revenues from the following customers accounted for over 10% of the consolidated and combined carve-out total revenues:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
PT PGN LNG Indonesia	79%	100%	100%
Höegh LNG Egypt LLC	21%	—	—